Stradley Ronon Stevens & Young, LLP 191 North Wacker Drive Suite 1601 Chicago, IL 60606 Telephone 312.964.3500 Fax 312.964.3501 www.stradley.com

July 24, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Nuveen Municipal Credit Opportunities Fund

Ladies and Gentlemen,

On behalf of the Nuveen Municipal Credit Opportunities Fund (the “Fund”), we are transmitting for electronic filing Pre-effective amendment No. 1 to the Fund’s Registration Statement on Form N-2 under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, and each exhibit being filed therein.

Please note that before the Fund’s Registration Statement becomes effective under the Securities Act, the Fund will file an amendment containing all exhibits.

If we may cooperate with you in any way in the processing of this filing, please telephone the undersigned at (312) 964-3522 or David P. Glatz at (312) 964-3502 with any questions or comments concerning these materials.

Very truly yours,

/s/ Stephen LaChine

Stephen LaChine

Copies to:

D. Glatz (w/encl.)

E. Fess (w/encl.)

G. Zimmerman (w/encl.)